Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	In Thousands
	2020	2019
Deferred tax asset:
Federal	$9,500	7,444
State	2,913	2,240
	12,413	9,684
Deferred tax liability:
Federal	(4,000)	(2,666)
State	(1,324)	(882)
	(5,324)	(3,548)
Net deferred tax asset	$7,089	6,136

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2020	2019
Financial statement allowance for loan losses in excess of tax allowance	$9,840	7,283
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,461)	(2,976)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,253	1,193
Writedown of other real estate not deductible for income tax purposes until sold	—	157
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized gain on securities available-for-sale	(2,535)	(245)
Equity based compensation	854	625
Other items, net	465	426
Net deferred tax asset	$7,089	6,136

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	1,268	11,067
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783

A reconciliation of actual income tax expense of $9,618,000, $11,067,000 and $8,783,000 for the years ended December 31, 2020, 2019 and 2018, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2020, 2019 and 2018 to earnings before income taxes) is as follows:

	In Thousands
	2020	2019	2018
Computed “expected” tax expense	$10,103	9,893	8,689
State income taxes, net of Federal income tax benefit	552	1,056	432
Tax exempt interest, net of interest expense exclusion	(245)	(186)	(226)
Earnings on cash surrender value of life insurance	(173)	(170)	(177)
Expenses not deductible for tax purposes	14	37	16
Equity based compensation	(6)	15	(39)
Other	(627)	422	88
	$9,618	11,067	8,783

Total income tax expense for 2020, 2019 and 2018, includes $231,000, $70,000 and $170,000 of benefit related to the realized gain and loss on sale of securities, respectively.

As of December 31, 2020, 2019 and 2018 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2020.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2020, were approximately $12.4 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2017. The Company’s Federal tax returns have been audited through December 31, 2005 with no changes.